Business combination (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Consideration Paid for DIAM, Amounts of Acquired Assets and Assumed Liabilities Recognized and Fair Value of Noncontrolling Interest at Acquisition Date in DIAM

The following table summarizes the consideration paid for DIAM and the amounts of the acquired assets and assumed liabilities recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DIAM. There were no material acquisition-related costs that were recognized separately from the acquisition of the assets and the assumption of the liabilities.

At October 1, 2016
(in millions of yen)
Consideration:
Equity instruments (1,038,408 common shares of MHAM)	28,842

Fair value of total consideration transferred	28,842
Fair value of equity interests in DIAM held by MHFG before the business combination	72,106

100,948

Recognized amounts of identifiable assets acquired:
Cash and due from banks	831
Interest-bearing deposits in other banks	12,873
Trading account assets	266
Investments	12,234
Premises and equipment-net	3,546
Accrued income	7,882
Intangible assets (Note)	53,037
Deferred tax assets	1,003
Other assets	2,208

Recognized amounts of identifiable liabilities assumed:
Trading account liabilities	304
Income taxes payable	918
Deferred taxes liabilities	16,238
Accrued expenses	5,392
Other liabilities	3,041

Total identifiable net assets	67,987
Goodwill	76,225

Noncontrolling interest in DIAM	43,264

100,948

Note:	Amount represents customer relationships subject to amortization, of which the weighted-average amortization period is 16.9 years.